Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 21, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRAX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRIX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRRX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRWX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYREX

MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund
MainStay Retirement 2010 Fund

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

Supplement dated June 21, 2013 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2013, as supplemented

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Retirement 2010 Fund (“Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund's Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund's website at mainstayinvestments.com. Please review this important information carefully.

Effective July 1, 2013, the first two sentences of the second paragraph in the “Principal Investment Strategies” section are replaced as follows:

The Fund seeks to achieve its investment objective by normally investing approximately 59% (within a range of 49% to 69%) of its assets in Underlying Fixed-Income Funds and approximately 41% (within a range of 31% to 51%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 8% (within a range of 0% to 20%) of international equity funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2010 Fund
Supplement Text	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

MainStay Retirement 2010 Fund

Supplement dated June 21, 2013 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2013, as supplemented

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Retirement 2010 Fund (“Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund's Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund's website at mainstayinvestments.com. Please review this important information carefully.

Effective July 1, 2013, the first two sentences of the second paragraph in the “Principal Investment Strategies” section are replaced as follows:

The Fund seeks to achieve its investment objective by normally investing approximately 59% (within a range of 49% to 69%) of its assets in Underlying Fixed-Income Funds and approximately 41% (within a range of 31% to 51%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 8% (within a range of 0% to 20%) of international equity funds.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Document Creation Date	dei_DocumentCreationDate	Jun 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 21, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013